Intangible assets	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
The carrying amount of Intangible Assets as of June 30, 2025 and December 31, 2024 is as follows:

	June 30, 2025	December 31, 2024
	(in thousands)
Cost
Customer relationships	$4,134,482	$4,129,501
Order backlog	545,993	543,933
Trade names & brands	204,717	204,588
Patient database	170,563	170,324
Technology assets	151,718	150,658
Total cost	5,207,473	5,199,004
Accumulated amortization	(1,764,377)	(1,639,212)
Net book value	$3,443,096	$3,559,792

In the three months ended June 30, 2025, the amortization expense recognized by the Company was $59.1 million (three months ended June 30, 2024: $116.5 million).

In the six months ended June 30, 2025, the amortization expense recognized by the Company was $118.0 million (six months ended June 30, 2024: $233.0 million and year ended December 31, 2024: $350.3 million). The decrease in amortization is due to the order backlog and trade name intangible assets recognized in connection with the merger of Indigo Merger Sub, Inc., a Delaware corporation and subsidiary of ICON, with and into PRA Health Sciences, Inc., the parent of PRA Health Sciences on July 1, 2021 ("PRA Merger") amounting to $500.0 million and $202.0 million respectively as of the date of acquisition, becoming fully amortized on July 1, 2024.

There were no additions to intangible assets during the six months ended June 30, 2025.